UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

35 Old Tavern Rd, 2nd Floor Orange, CT

    06477

(Address of principal executive offices)

(Zip code)

Emilie Molineaux

            Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 9/30

Item 1.  Schedule of Investments.

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2010
Shares	Security			Market Value

	COMMON STOCK - 81.57%
	APPAREL - 3.36%
5,110	Deckers Outdoor Corp. *			$ 255,296

	AUTO PARTS & EQUIPMENT - 3.19%
3,065	Lear Corp. *			241,920

	COMMERCIAL SERVICES - 3.34%
7,480	Valassis Communications, Inc. *			253,497

	ELECTRIC - 6.15%
10,230	Cia Paranaense de Energia - ADR			227,617
4,430	Empresa Nacional de Electricidad SA/Chile - ADR			239,353
				466,970
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.15%
3,555	Energizer Holdings, Inc. *			239,003

	ENGINEERING & CONSTRUCTION - 3.32%
10,300	Chicago Bridge & Iron Co. NV *			251,835

	FOREST PRODUCTS & PAPER - 3.20%
4,845	Rayonier, Inc.			242,831

	HEALTHCARE - SERVICES - 3.26%
3,155	Laboratory Corp. of America Holdings *			247,447

	INSURANCE - 6.60%
4,555	Allied World Assurance Co. Holdings Ltd.			257,767
4,050	RenaissanceRe Holdings Ltd.			242,838
				500,605
	INVESTMENT COMPANIES - 3.34%
28,920	KKR Financial Holdings LLC			253,918

	MACHINERY- CONSTRUCTION & MINING - 3.59%
3,870	Joy Global, Inc.			272,138

	PACKAGING & CONTAINERS - 6.10%
8,215	Crown Holdings, Inc. *			235,442
4,570	Rock-Tenn Co.			227,632
				463,074
Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010
Shares	Security			Market Value
	PHARMACEUTICALS - 17.01%
4,600	AstraZeneca PLC			$ 233,220
8,305	Endo Pharmaceuticals Holdings, Inc. *			276,058
4,145	Herbalife Ltd.			250,151
14,590	Impax Laboratories, Inc. *			288,882
8,175	Medicis Pharmaceutical Corp.			242,389
				1,290,700
	REAL ESTATE INVESTMENT TRUSTS - 2.99%
7,965	Hatteras Financial Corp.			226,763

	RETAIL - 6.57%
5,100	Cracker Barrel Old Country Store, Inc.			258,876
5,630	JOS A Bank Clothiers, Inc. *			239,894
				498,770
	SEMICONDUCTORS - 3.17%
28,745	GT Solar International, Inc. *			240,596

	TELECOMMUNICATIONS - 3.23%
6,540	Rogers Communications, Inc.			244,792

	TOTAL COMMON STOCK			6,190,155
	( Cost - $5,859,145)

	EXCHANGE TRADED FUNDS - 15.25%
	DEBT FUND - 15.25%
4,580	iShares Barclays 1-3 Year Treasury Bond Fund			386,415
3,465	iShares Barclays Short Treasury Bond Fund			381,982
8,490	SPDR Barclays Capital 1-3 Month T-Bill Fund			389,266
	TOTAL EXCHANGE TRADED FUNDS			1,157,663
	( Cost - $1,157,029)

	SHORT-TERM INVESTMENTS - 3.47%
	MONEY MARKET FUND - 3.47%
263,043	Goldman Sachs Financial Square Funds - Government Fund, 0.01%+			263,043
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $263,043)

	TOTAL INVESTMENTS - 100.29%
	( Cost - $7,279,217)			7,610,861
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.29) %			(22,104)
	NET ASSETS - 100.00%			$ 7,588,757

* Non-Income producing security. + Rate shown as of September 30, 2010. ADR - American Depositary Reciept
Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010
Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of:
Unrealized appreciation				$ 352,984
Unrealized depreciation				(21,340)
Net unrealized appreciation				$ 331,644

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,190,155	$ -	$ -	$ 6,190,155
Exchange-Traded Fund	1,157,663	-	-	1,157,663
Short-Term Investments	263,043	-	-	263,043
Total	$ 7,610,861	$ -	$ -	$ 7,610,861
The Fund did not hold any level 3 securities

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President/Treasurer

Date

11/9/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President/Treasurer

Date

11/9/10